Income tax benefit/(expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Unused tax losses
Potential tax benefit at local tax rates	$ 138,740	$ 140,129	$ 125,728
Other temporary differences
Potential tax benefit at local tax rates	12,636	14,204	12,318
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220	3,220
Deferred tax assets not brought to account	$ 154,596	$ 157,553	$ 141,266